Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Buildings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful lives	20 years	20 years
Estimated residual value	10.00%	10.00%
Machinery and Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful lives	10 years	10 years
Estimated residual value	10.00%	10.00%
Motor vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful lives	5 years	5 years
Estimated residual value	10.00%	10.00%
Electronic Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful lives	5 years	5 years
Estimated residual value	10.00%	10.00%
Office Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful lives	3 years	3 years
Estimated residual value	10.00%	10.00%
Inspection Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful lives	5 years	5 years
Estimated residual value	10.00%	10.00%